Lease (Details) - Schedule of Company’s Lease Expenses - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Lease Expenses [Abstract]
Operating lease expenses	$ 98,502	$ 94,299	$ 358,576	$ 358,576
Cash paid for amounts included in the measurement of operating lease liabilities	$ 98,502	$ 94,299	$ 385,659	$ 358,576
Operating leases	1 year 5 months 1 day		1 year 8 months 23 days	2 years 5 months 23 days
Operating leases	1.46%		1.50%	1.49%